SHARE-BASED PAYMENTS (Tables)	9 Months Ended
Sep. 30, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of share-based payments expense

The components of share-based payments expense are detailed in the table below.

	Date of grant	Contractual life	Number	Exercise price (C$)	Nine months ended September 30, 2018 ($)	Six months ended June 30, 2017 ($)	Share price (C$)	Risk-free rate	Volatility	Dividend yield	Expected life (years)
Warrant issuance	June 8, 2017	September 1, 2017	351,328	0.50	-	239,078	1.42	1%	54%	Nil	0.23
Deferred stock unit grant	December 1, 2016	December 1, 2021	917,500	1.50	155,377	132,821	1.50	1%	108%	Nil	5
Deferred stock unit grant	December 1, 2016	December 1, 2021	272,500	N/A	57,193	50,633	1.50	1%	108%	Nil	5
Warrants amendment	August 31, 2017	October 31, 2018			-	48,317
					$212,570	568,785

Schedule of stock options and deferred stock units outstanding

As at September 30, 2018, the Company had the following stock options and deferred stock units.

Award	Fair Value	Contractual Life (years)	Units	Number of units vested	Weighted Average Exercise Price (C$)
Options	493,080	*	562,500	562,500	0.50
Fully vested options	210,961	*	187,500	187,500	-
Deferred stock units	304,405	*	272,500	107,319	-
Deferred stock units	798,517	*	917,500	367,164	0.50
Total	1,806,963		1,940,000	1,224,483